Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Total revenues	$ 847,858	$ 771,530	[1]	$ 662,226	[1]
Number of reportable segments | segment	1
Major customer group
Segment Reporting Information [Line Items]
Total revenues	$ 754,462	$ 671,982		$ 537,053
Major customer group | Revenue Benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Concentration risk percentage	89.00%	87.10%		81.00%

[1]	Restated (refer to Note 2(c))